UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Greater China Opportunities Fund

Quarterly portfolio holdings 7/31/2014

John Hancock
INVESTMENTS

Greater China Opportunities Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 98.3%		$77,780,177

(Cost $63,604,284)

China 37.9%		29,966,996

Bank of China, Ltd., H Shares	3,614,000	1,722,445
China Animal Healthcare, Ltd.	1,408,000	924,683
China CITIC Bank Corp., Ltd., H Shares	1,792,000	1,186,519
China Conch Venture Holdings, Ltd.	289,000	695,882
China Construction Bank Corp., H Shares	3,829,000	2,939,441
China Oilfield Services, Ltd., H Shares	304,000	755,979
China Petroleum & Chemical Corp., H Shares	1,804,000	1,766,124
China Shenhua Energy Company, Ltd., H Shares	232,500	685,133
CNOOC, Ltd.	494,000	872,562
ENN Energy Holdings, Ltd.	54,000	380,564
Great Wall Motor Company, Ltd., H Shares	292,000	1,201,285
Huadian Fuxin Energy Corp., Ltd., H Shares	1,734,000	882,404
Industrial & Commercial Bank of China, Ltd., H Shares	3,992,500	2,728,064
Jumei International Holding, Ltd. (I)	15,324	437,347
PICC Property & Casualty Company, Ltd., H Shares	430,000	696,389
Ping An Insurance Group Company, H Shares	216,500	1,838,217
Qihoo 360 Technology Company, Ltd., ADR (I)	15,901	1,449,376
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	255,500	843,085
Tencent Holdings, Ltd.	283,900	4,606,873
Wisdom Holdings Group	3,183,000	1,684,446
YY, Inc. (I)	11,076	856,396
Zhuzhou CSR Times Electric Company, Ltd., H Shares	237,500	813,782

Hong Kong 33.6%		26,613,789

AIA Group, Ltd.	481,600	2,583,205
Beijing Development Hong Kong, Ltd. (I)	2,442,000	730,888
Beijing Enterprises Holdings, Ltd.	130,000	1,132,861
BOC Hong Kong Holdings, Ltd.	334,000	1,047,545
Cheung Kong Holdings, Ltd.	86,000	1,666,989
Cheung Kong Infrastructure Holdings, Ltd.	132,000	928,250
China Everbright International, Ltd.	696,000	929,189
China Mobile, Ltd.	74,000	808,572
China South City Holdings, Ltd.	2,182,000	1,093,418
China Taiping Insurance Holdings Company, Ltd. (I)	591,400	1,289,553
CSPC Pharmaceutical Group, Ltd.	732,000	570,447
Galaxy Entertainment Group, Ltd.	214,000	1,796,938
Global Brands Group Holding, Ltd. (I)	2,514,000	655,258
Guangdong Investment, Ltd.	758,000	849,086
Hong Kong & China Gas Company, Ltd.	295,991	647,075
Hong Kong Exchanges & Clearing, Ltd.	38,900	872,895
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,372,000	588,750
Hutchison Whampoa, Ltd.	120,000	1,629,388
Li & Fung, Ltd.	300,000	398,868
Melco International Development, Ltd.	200,000	594,122
New World Development Company, Ltd.	949,000	1,196,725
REXLot Holdings, Ltd.	4,725,000	491,866
Shimao Property Holdings, Ltd.	641,000	1,473,813
Sun Hung Kai Properties, Ltd.	108,000	1,637,970
Vinda International Holdings, Ltd.	595,000	1,000,118

Macau 1.7%		1,360,860

Sands China, Ltd.	185,200	1,360,860

1

Greater China Opportunities Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Taiwan 25.1%		$19,838,532

AcBel Polytech, Inc.	553,000	890,733
Advanced Semiconductor Engineering, Inc.	583,000	692,367
Awea Mechantronic Company, Ltd.	259,000	401,568
China Development Financial Holdings Corp.	1,651,000	545,782
China Steel Chemical Corp.	127,000	801,682
CTBC Financial Holding Company, Ltd.	1,868,000	1,307,442
Delta Electronics, Inc.	128,000	869,816
Eclat Textile Company, Ltd.	42,000	465,809
Gloria Material Technology Corp.	1,069,000	900,950
Hon Hai Precision Industry Company, Ltd.	508,000	1,740,757
Inventec Corp.	854,000	759,171
Iron Force Industrial Company, Ltd.	77,000	305,687
King Yuan Electronics Company, Ltd.	1,328,000	1,087,717
MediaTek, Inc.	59,000	913,092
Mega Financial Holding Company, Ltd.	899,000	789,474
Namchow Chemical Industrial Company, Ltd.	343,000	782,442
Sercomm Corp.	398,000	917,803
Taiwan Semiconductor Manufacturing Company, Ltd.	1,083,089	4,342,409
TPK Holding Company, Ltd.	96,000	602,605
Vanguard International Semiconductor Corp.	504,000	721,226

Total investments (Cost $63,604,284)† 98.3%		$77,780,177

Other assets and liabilities, net 1.7%		$1,335,541

Total net assets 100.0%		$79,115,718

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $63,669,837. Net unrealized appreciation aggregated $14,110,340, of which $14,995,578 related to appreciated investment securities and $885,238 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-14:

Financials	33.4%
Information Technology	25.6%
Consumer Discretionary	11.9%
Industrials	8.2%
Energy	5.2%
Utilities	4.7%
Health Care	3.0%
Consumer Staples	2.3%
Materials	2.2%
Telecommunication Services	1.8%
Other	1.7%

Total	100.0%

2

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Common Stocks
China	$29,966,996	$2,743,119	$27,223,877	—
Hong Kong	26,613,789	—	26,613,789	—
Macau	1,360,860	—	1,360,860	—
Taiwan	19,838,532	—	19,838,532	—

Total Investments in Securities	$77,780,177	$2,743,119	$75,037,058	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

08Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014